UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

DWS Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)
Municipal Investments 90.9%
New York
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.02% *, 7/1/2037, LOC: Wells Fargo Bank NA	1,200,000	1,200,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series B-1, 0.01% *, 7/1/2034, LOC: Bank of America NA	100,000	100,000
New York, State Dormitory Authority Revenue, State Supported Debt, City University Consolidated, Series C, 0.02% *, 7/1/2031, LOC: Bank of America NA	600,000	600,000
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 144A, 2.0%, 3/15/2016	935,000	942,781
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 14071, 0.07% *, 12/15/2015, LIQ: Citibank NA	1,075,000	1,075,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project:
Series A-3, 144A, 0.01% *, 5/1/2039, LOC: Mizuho Corporate Bank	680,000	680,000
Series A-3, AMT, 0.02% *, 6/1/2036, LOC: Scotiabank	750,000	750,000
New York, State Housing Finance Agency Revenue, 205 East 92nd Street, Series A, 0.01% *, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.03% *, 5/1/2050, LOC: Bank of China	1,450,000	1,450,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.02% *, 5/1/2048, LOC: Bank of China	900,000	900,000
New York, State Housing Finance Agency Revenue, 625 West 57th Street:
Series 2015-A-1, 0.01% *, 5/1/2049, LOC: Bank of New York Mellon	1,950,000	1,950,000
Series 2015-A-2, 0.01% *, 5/1/2049, LOC: Bank of New York Mellon	1,500,000	1,500,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.02% *, 5/15/2037, LIQ: Fannie Mae	1,000,000	1,000,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.01% *, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,050,000	1,050,000
New York, State Housing Finance Agency, Manhattan West Residential Housing, Series A, 0.04% *, 11/1/2049, LOC: Bank of China	1,500,000	1,500,000
New York, State Power Authority, 0.14%, 3/1/2016, LIQ: Bank of Nova Scotia	1,280,000	1,280,000
New York, State Thruway Authority Revenue:
Series B, 5.0%, 4/1/2016, INS: NATL	845,000	845,000
Series B, 5.0%, 4/1/2017, INS: NATL	495,000	495,000
New York, State Urban Development Corp. Revenue, Series A3C, 0.03% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	400,000	400,000
New York City, NY, Health & Hospital Corp., Health Systems:
Series C, 144A, 0.01% *, 2/15/2031, LOC: TD Bank NA	500,000	500,000
Series D, 144A, 0.01% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	450,000	450,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.01% *, 10/15/2041, LIQ: Fannie Mae	1,600,000	1,600,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Las Casas Development, Series A, AMT, 0.06% *, 10/1/2040, LOC: Bank of America NA	1,255,000	1,255,000
New York City, NY, Housing Development Corp., White Plains Apartments, Series A, AMT, 0.02% *, 3/1/2038, LOC: Freddie Mac	500,000	500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-2, 0.01% *, 6/15/2024, SPA: Royal Bank of Canada	1,200,000	1,200,000
Series A, 0.01% *, 6/15/2032, SPA: State Street Bank & Trust Co.	205,000	205,000
Series B, 0.01% *, 6/15/2032, SPA: State Street Bank & Trust Co.	140,000	140,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 0.01% *, 11/15/2022, SPA: JPMorgan Chase Bank NA	1,100,000	1,100,000
Series A-1, ETM, 5.0%, 11/1/2015	15,000	15,061
New York City, NY, Transitional Finance Authority Revenue, New York City Recovery, Series 1, 0.01% *, 11/1/2022, SPA: Landesbank Hessen-Thuringen	100,000	100,000
New York, NY, General Obligation:
Series E, 0.01% *, 8/1/2034, LOC: Bank of America NA	605,000	605,000
Series A-4, 0.01% *, 10/1/2041, LOC: Sumitomo Bank Ltd.	100,000	100,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.03% *, 6/1/2021, LIQ: Citibank NA	1,580,000	1,580,000
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.02% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,525,000	1,525,000

Total Municipal Investments (Cost $30,092,842)		30,092,842
Preferred Shares of Closed-End Investment Companies 8.5%
New York
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.11% *, 10/1/2041, LIQ: Barclays Bank PLC	1,200,000	1,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.11% *, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000

Total Preferred Shares of Closed-End Investment Companies (Cost $2,800,000)		2,800,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $32,892,842) †	99.4	32,892,842
Other Assets and Liabilities, Net	0.6	200,567
Net Assets	100.0	33,093,409

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of September 30, 2015.
†	The cost for federal income tax purposes was $32,892,842.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$30,092,842	$—	$30,092,842
Preferred Shares of Closed-End Investment Companies	—	2,800,000	—	2,800,000
Total	$—	$32,892,842	$—	$32,892,842

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015